Deferred Tax Assets and Liabilities - Analysis of Deferred Tax Assets and Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	¥ 32,628	¥ 29,654
Deferred tax liabilities	(1,388)	(822)
After 12 months [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	3,519	2,982
Deferred tax liabilities	(857)	(598)
Within 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	29,109	26,672
Deferred tax liabilities	¥ (531)	¥ (224)